Income Taxes - Summary of Components of Income Tax Expense (Detail) - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Income Tax Expense (Benefit), Continuing Operations [Abstract]
Income tax benefit at U.S. federal statutory rate		$ (31,236)	$ (26,010)
State income tax benefit, net of federal benefit		(4,538)	(3,223)
Meals and entertainment		367	306
Stock-based compensation		(87)	248
Federal research and development credit		(3,232)	(1,485)
Change in valuation allowance		38,514	36,473
Other		(494)	(1,059)
Total income tax expense	$ (37,696)	$ (706)	$ 5,250